Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	$ 578	$ 563
Pension benefit liability (Note 18)	547	981
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	3	1
Accrued liabilities	0	0
Pension benefit liability (Note 18)	547	981
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	544	980
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	54	52
Pension benefit liability (Note 18)	0	0
Post-retirement and post-employment benefit liability	1,406	1,507
Net unfunded status	1,460	1,559
Hydro One Sault Ste. Marie LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Post-employment benefit plans	$ 7	$ 7